Significant capital and funding transactions (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Common Shares Issued
Common shares issued
(1)

	For the three months ended
	July 31, 2026		July 31, 2025
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	741	$78	227	$22
Purchased for cancellation (3)	(5,620)	(84)	(5,445)	(81)
	(4,879)	$(6)	(5,218)	$(59)

	For the nine months ended
	July 31, 2026		July 31, 2025
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	1,393	$148	601	$58
Purchased for cancellation (3)	(17,231)	(257)	(10,400)	(155)
	(15,838)	$(109)	(9,799)	$(97)
(1)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2026 and July 31, 2025, the requirements of our DRIP were satisfied through open market share purchases.

(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
Our previous normal course issuer bid (NCIB) to purchase up to
35
million of our common shares
expired on
June 11, 2026. On June 1
0
, 2026, we announced a new NCIB to purchase up to
45
million of our common shares, commencing on June 12, 2026 and continuing until June 11, 2027, when the bid expire
s
,
or such earlier date as we complete the repurchase of all shares permitted under the NCIB. During the three months ended July 31, 2026, under the NCIBs we purchased for cancellation common shares at a total fair value of $1,603 million (average cost of $285.33 per share), with a book value of $84 million (book value of $14.96 per share). During the nine months ended July 31, 2026, under the
NCIBs
we purchased for cancellation common shares at a total fair value of $4,236 million (average cost of $245.88 per share), with a book value of $257 million (book value of $14.93 per share). During the three months ended July 31, 2025, under the
NCIBs
we purchased for cancellation common shares at a total fair value of $955 million (average cost of $175.27 per share), with a book value of $81 million (book value of $14.88 per share). During the nine months ended July 31, 2025, under the
NCIBs
we purchased for cancellation common shares at a total fair value of $1,781 million (average cost of $171.22 per share), with a book value of $155 million (book value of $14.87 per share).